Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Tax Expense by Geographic Locations

Income (loss) before income tax expense by geographic locations is as follows:

	For the years ended December 31,
	2024	2023
		(As Restated)
Taiwan operations	$261,503	$391,534
Non-Taiwan operations	(3,040,432)	(3,310,216)
Total	$(2,778,929)	$(2,918,682)

Schedule of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are as follows, none of which related to the Cayman Islands:

	For the years ended
	December 31,
	2024	2023
		(As Restated)
Taiwan:
Current	$307,398	$353,648
Deferred	72,160	(176,230)
	$379,558	$177,418
Non-Taiwan:
Current	$850	$(441,492)
Deferred	75,838	(486,997)
	$76,688	$(928,489)

Total current tax expense (benefit)	$308,248	$(87,844)
Total deferred tax expense (benefit)	147,998	(663,227)
Total income tax expense (benefit)	$456,246	$(751,071)

Schedule of Reconciliation Between the Group’s Reported Income Tax Expense (Benefit)

A reconciliation between the Group’s reported income tax expense (benefit) and the income tax expense (benefit) at the Taiwan statutory income tax rate of 20% for distributed earnings, where the Group’s major operations are based, is as follows:

	For the years ended December 31,
	2024	2023
		(As Restated)
Loss before income tax expense	$(2,778,929)	$(2,918,682)
Income tax benefit computed at the statutory income tax rate	(555,786)	(583,736)
Reconciling items:
Impact of different tax rates in other jurisdictions	(32,376)	(243,314)
Impact of tax rate change	(63,616)	-
Tax effect of other non-deductible items	392,205	24,987
Tax-exempt income from long-term investments	(17,496)	93,253
Adjustment of current taxes in respect of prior year	(8,712)	(436,407)
Adjustment of deferred taxes in respect of prior year	(50,518)	52,646
Change in deferred tax asset valuation allowance	792,545	340,167
Others	-	1,333
Income tax expense (benefit)	$456,246	$(751,071)
Effective tax rates	(16.4)%	25.7%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

As of December 31, 2024 and 2023 the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of December 31,
	2024	2023
		(As Restated)
Deferred tax assets:
Net operating loss carried forwards	$2,049,940	$1,361,646
Allowance for credit losses	285,658	305,903
Inventories	152,776	96,538
Lease liabilities	1,311,830	-
Others	77,379	118,888
Deferred tax assets	3,877,583	1,882,975
Valuation allowance	(1,414,090)	(733,726)
Deferred tax assets, net of valuation allowance	2,463,493	1,149,249

Deferred tax liabilities:
Right-of-use assets	1,167,759	-
Property, plant and equipment	439,166	293,047
Intangible assets	452,084	370,364
Others	23,592	-
Deferred tax liabilities	$2,082,601	$663,411

Schedule of Valuation Allowance for Deferred Tax Assets

For the years ended December 31, 2024 and 2023, the valuation allowance for deferred tax assets is as follows:

	December 31, 2024	December 31, 2023
Valuation allowance for deferred tax assets, beginning of year	733,726	394,573
Increases allocated to continuing operations	792,545	340,167
Translation adjustment	(112,181)	(1,014)
Net change in the valuation allowance	680,364	339,153
Valuation allowance for deferred tax assets, ending of year	$1,414,090	$733,726

Schedule of Net Operating Loss Carry Forwards

As of December 31, 2024, the Group had net operating loss carry forwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiration year
US	$3,257,086	Indefinite
US	$2,426,941	2043
US	$821,964	2044
Japan	$4,528,302	2031-2034